Changes of Accrued Restructuring Charges (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Restructuring Cost and Reserve [Line Items]
Beginning balance	¥ 3,402	¥ 885
Restructuring charges	16,626	34,102
Cash payments	(18,193)	(31,585)
Ending balance	¥ 1,835	¥ 3,402